Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2026	May 18, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2027	$ 290,400		$ 88,700
2028	198,600		91,900
Total lease payments	623,600		180,600
Less imputed interest	(45,900)		(11,700)
Total	577,700	$ 473,183	$ 168,900	$ 35,200
2026	$ 134,600